SIGNIFICANT EVENTS (Details) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 CLP ($)
Disclosure of financial liabilities [line items]
Notional amount	$ 177,224,139			$ 177,941,295
Bonds [Member] | USD | DN 1 [Member]
Disclosure of financial liabilities [line items]
Currency	USD
Notional amount		$ 100
Term (annual)	P3Y
Issuance rate (annual)	0.80%	0.80%	0.80%
Description of Issuance rate (annual)	Libor-USD 3M+0,80%
Issue date	Jul. 20, 2017
Maturity date	Jul. 27, 2020
Bonds [Member] | USD | DN 2 [Member]
Disclosure of financial liabilities [line items]
Currency	USD
Notional amount		$ 50
Term (annual)	P3Y
Issuance rate (annual)	0.80%	0.80%	0.80%
Description of Issuance rate (annual)	Libor-USD 3M+0,80%
Issue date	Jul. 21, 2017
Maturity date	Jul. 27, 2020
Bonds [Member] | USD | DN 3 [Member]
Disclosure of financial liabilities [line items]
Currency	USD
Notional amount		$ 50
Term (annual)	P3Y
Issuance rate (annual)	0.80%	0.80%	0.80%
Description of Issuance rate (annual)	Libor-USD 3M+0,80%
Issue date	Jul. 24, 2017
Maturity date	Jul. 27, 2020
Bonds [Member] | USD | DN 4 [Member]
Disclosure of financial liabilities [line items]
Currency	USD
Notional amount		$ 10
Term (annual)	P4Y
Issuance rate (annual)	0.83%	0.83%	0.83%
Description of Issuance rate (annual)	Libor-USD 3M+0,83%
Issue date	Aug. 23, 2017
Maturity date	Nov. 23, 2020
Bonds [Member] | USD | DN 5 [Member]
Disclosure of financial liabilities [line items]
Currency	USD
Notional amount		$ 10
Term (annual)	P4Y
Issuance rate (annual)	0.83%	0.83%	0.83%
Description of Issuance rate (annual)	Libor-USD 3M+0,83%
Issue date	Aug. 23, 2017
Maturity date	Nov. 23, 2020
Bonds [Member] | USD | DN 6 [Member]
Disclosure of financial liabilities [line items]
Currency	USD
Notional amount		$ 50
Term (annual)	P3Y
Issuance rate (annual)	0.75%	0.75%	0.75%
Description of Issuance rate (annual)	Libor-USD 3M+0,75%
Issue date	Sep. 14, 2017
Maturity date	Sep. 15, 2020
Bonds [Member] | USD | DN 7 [Member]
Disclosure of financial liabilities [line items]
Currency	USD
Notional amount		$ 500
Term (annual)	P3Y
Issuance rate (annual)	2.50%	2.50%	2.50%
Description of Issuance rate (annual)	2,50%
Issue date	Dec. 12, 2017
Maturity date	Dec. 15, 2020
Bonds [Member] | USD | DN [Member]
Disclosure of financial liabilities [line items]
Currency	USD
Notional amount		$ 770
Bonds [Member] | AUD | AUD 1 [Member]
Disclosure of financial liabilities [line items]
Currency	AUD
Notional amount			$ 30
Term (annual)	P10Y
Issuance rate (annual)	3.96%	3.96%	3.96%
Description of Issuance rate (annual)	3,96%
Issue date	Dec. 05, 2017
Maturity date	Dec. 12, 2027
Bonds [Member] | AUD | AUD [Member]
Disclosure of financial liabilities [line items]
Currency	AUD
Notional amount			$ 30